BUSINESS COMBINATIONS (Details Narrative) - USD ($)			1 Months Ended	2 Months Ended
	Jul. 13, 2023	Jan. 10, 2023	Aug. 30, 2023	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Common shares issuable	$ 2,428,656		$ 270,133
Golden Harvests [Member]
IfrsStatementLineItems [Line Items]
Business combination description				On May 1, 2021, the Company acquired a controlling 60% interest in Golden Harvests for aggregate consideration of $1,007,719 comprised of 1,025,000 common shares of the Company with a fair value of $158,181 and cash payments of $849,536. Consideration remaining to be paid at the date of these consolidated financial statements included cash payments of $360,000.
Golden Harvests L L C [Member]
IfrsStatementLineItems [Line Items]
Common shares issuable, shares		200,000		200,000
Common shares issuable		$ 35,806		$ 35,806